OMB Number:	3235-0570
Expires:	January 31, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-21195

A&Q Long/Short Strategies Fund LLC
(Exact name of registrant as specified in charter)

600 Washington Boulevard
Stamford, Connecticut 06901
(Address of principal executive offices) (Zip code)

Michael Kim
UBS Hedge Fund Solutions LLC
600 Washington Boulevard
Stamford, CT 06901
(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-719-1428

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

A&Q LONG/SHORT STRATEGIES FUND LLC

Financial Statements

(Unaudited)

Semi-Annual Report

Period from January 1, 2016 to June 30, 2016

An exemption under Regulation 4.5 has been obtained from the Commodity Futures Trading Commission for

A&Q Long/Short Strategies Fund LLC

A&Q LONG/SHORT STRATEGIES FUND LLC

Financial Statements

(Unaudited)

Semi-Annual Report

Period from January 1, 2016 to June 30, 2016

A&Q Long/Short Strategies Fund LLC

Statement of Assets, Liabilities and Members’ Capital

(Unaudited)

June 30, 2016

ASSETS

Investments in Investment Funds, at fair value (cost $133,566,824)	$163,246,374
Investments in other securities, at fair value (cost $168,485)	199,118
Cash	2,684,274
Receivable from Investment Funds	10,814,543
Other assets	53,669

Total Assets	176,997,978

LIABILITIES

Withdrawals payable	8,460,185
Professional fees payable	342,587
Investment Management Fee payable (See Note 3)	211,387
Administration fee payable (See Note 4)	67,617
Management Fee payable (See Note 3)	43,735
Loan interest payable	2,657
Custody fee payable	820
Other liabilities	107,687

Total Liabilities	9,236,675

Members’ Capital	$167,761,303

MEMBERS’ CAPITAL

Represented by:
Net capital contributions	$138,051,120
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds and other securities	29,710,183

Members’ Capital	$167,761,303

The accompanying notes are an integral part of these financial statements.

A&Q Long/Short Strategies Fund LLC

Statement of Operations

(Unaudited)

Period from January 1, 2016 to June 30, 2016

EXPENSES

Investment Management Fee (See Note 3)	$1,312,279
Professional fees	286,840
Management Fee (See Note 3)	271,506
Administration fee (See Note 4)	82,106
Commitment Fee	68,973
Officer’s and Directors’ fees	51,938
Loan interest	6,520
Custody fee	4,920
Printing, insurance and other expenses	59,418

Total Expenses	2,144,500

Net Investment Loss	(2,144,500)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds and other securities	2,565,136
Net change in unrealized appreciation/depreciation on investments in Investment Funds and other securities	(11,866,133)

Net Realized and Unrealized Gain/(Loss) from Investments	(9,300,997)

Net Decrease in Members’ Capital Derived from Operations	$(11,445,497)

The accompanying notes are an integral part of these financial statements.

A&Q Long/Short Strategies Fund LLC

Statements of Changes in Members’ Capital

Year Ended December 31, 2015 and Period from January 1, 2016 to June 30, 2016 (Unaudited)

	Adviser	Members	Total

Members’ Capital at January 1, 2015	$69,716	$213,434,607	$213,504,323

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment loss	(353)	(4,711,041)	(4,711,394)
Net realized gain/(loss) from investments in Investment Funds and foreign currency transactions	6,032	17,980,123	17,986,155
Net change in unrealized appreciation/depreciation on investments in Investment Funds and foreign currency translations	(4,780)	(14,054,478)	(14,059,258)
Net Increase/(Decrease) in Members’ Capital Derived from Operations	899	(785,396)	(784,497)

MEMBERS’ CAPITAL TRANSACTIONS
Members’ subscriptions	–	936,555	936,555
Members’ withdrawals	–	(19,527,623)	(19,527,623)
Net Decrease in Members’ Capital Derived from Capital Transactions	–	(18,591,068)	(18,591,068)

Members’ Capital at December 31, 2015	$70,615	$194,058,143	$194,128,758

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment loss	(209)	(2,144,291)	(2,144,500)
Net realized gain/(loss) from investments in Investment Funds and other securities	1,000	2,564,136	2,565,136
Net change in unrealized appreciation/depreciation on investments in Investment Funds and other securities	(4,391)	(11,861,742)	(11,866,133)
Net Decrease in Members’ Capital Derived from Operations	(3,600)	(11,441,897)	(11,445,497)

MEMBERS’ CAPITAL TRANSACTIONS
Members’ subscriptions	–	100,000	100,000
Members’ withdrawals	–	(15,021,958)	(15,021,958)
Net Decrease in Members’ Capital Derived from Capital Transactions	–	(14,921,958)	(14,921,958)

Members’ Capital at June 30, 2016	$67,015	$167,694,288	$167,761,303

The accompanying notes are an integral part of these financial statements.

A&Q Long/Short Strategies Fund LLC

Statement of Cash Flows

(Unaudited)

Period from January 1, 2016 to June 30, 2016

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members’ capital derived from operations	$(11,445,497)
Adjustments to reconcile net decrease in members’ capital derived from operations to net cash provided by operating activities:
Purchases of investments in Investment Funds	(5,000,000)
Proceeds from disposition of investments in Investment Funds and other securities	17,710,868
Net realized (gain)/loss from investments in Investment Funds and other securities	(2,565,136)
Net change in unrealized appreciation/depreciation on investments in Investment Funds and other securities	11,866,133
Changes in assets and liabilities:
(Increase) decrease in assets:
Receivable from Investment Funds	(586,381)
Other assets	(38,416)
Increase (decrease) in liabilities:
Administration fee payable	(42,843)
Custody fee payable	(4,100)
Investment Management Fee payable	(112,687)
Loan interest payable	2,657
Management Fee payable	(217,643)
Professional fees payable	73,788
Other liabilities	6,215
Net cash provided by operating activities	9,646,958

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members’ subscriptions	100,000
Payments on Members’ withdrawals, including change in withdrawals payable	(13,842,268)
Proceeds from loan	1,800,000
Principal payment on loan	(1,800,000)
Net cash used in financing activities	(13,742,268)

Net decrease in cash	(4,095,310)
Cash-beginning of period	6,779,584
Cash-end of period	$2,684,274

Supplemental disclosure of cash flow information:
Non-cash distribution of securities from Investment Fund (see Note 6)	$294,085
Interest paid	$3,863

The accompanying notes are an integral part of these financial statements.

A&Q Long/Short Strategies Fund LLC

Financial Highlights

June 30, 2016

The following represents the ratios to average members’ capital and other supplemental information for all Members, excluding the Adviser, for the periods indicated. An individual Member’s ratios and returns may vary from the below based on the timing of capital transactions.

	Period from
	January 1, 2016
	to June 30,
	2016	Years Ended December 31,
	(Unaudited)	2015	2014	2013	2012	2011
Ratio of net investment loss to average members’ capital [a,b]	(2.37%) [c]	(2.25%)	(2.36%)	(2.29%)	(2.22%)	(2.08%)
Ratio of gross expenses to average members’ capital [a,b]	2.37% [c]	2.36%	2.36%	2.29%	2.22%	2.10%
Ratio of net expenses to average members’ capital [a,b]	2.37% [c]	2.36%	2.36%	2.29%	2.22%	2.09%
Portfolio turnover rate	2.86%	34.35%	17.21%	5.34%	17.67%	34.25%
Total return [d]	(5.93%)	(0.47%)	5.78%	16.87%	8.56%	(4.50%)
Members’ capital at end of period (including the Adviser)	$167,761,303	$194,128,758	$213,504,323	$222,442,947	$237,642,181	$326,206,879

a	The average members’ capital used in the above ratios is calculated using pre-tender members’ capital, excluding the Adviser’s capital.

b

Ratios of net investment loss and gross/net expenses to average members’ capital do not include the impact of expenses and incentive allocations or incentive fees incurred by the underlying Investment Funds.

c	Annualized.

d

The total return is based on the change in value during the period of a theoretical investment made at the beginning of the period. The change in value of a theoretical investment is measured by comparing the aggregate ending value, adjusted for cash flows related to capital subscriptions or withdrawals during the period. Total return for periods less than a full year are not annualized.

The accompanying notes are an integral part of these financial statements.

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements

(Unaudited)

June 30, 2016

1.	Organization

A&Q Long/Short Strategies Fund LLC (the “Fund”) was organized as a limited liability company under the laws of Delaware on August 13, 2001 and commenced operations on February 1, 2003. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund is commonly referred to as a “fund of funds.” Its investment objective is to seek capital appreciation over the long term. The Fund will seek to achieve its investment objective principally through the allocation of assets among a select group of alternative asset managers (the “Investment Managers”) and the funds they operate. Investment Managers generally conduct their investment programs through unregistered investment vehicles, such as hedge funds, that have investors other than the Fund, and in other registered investment companies (collectively, the “Investment Funds”).

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board”, with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, UBS Hedge Fund Solutions (as defined below)), subject to the investment objective and policies of the Fund and to the oversight of the Board.

The Board has engaged UBS Hedge Fund Solutions LLC (“UBS Hedge Fund Solutions”, the “Adviser” and, when providing services under the Administration Agreement, the “Administrator”), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Initial and additional applications for interests by eligible investors may be accepted at such times as the Board may determine and are generally accepted monthly. The Board reserves the right to reject any application for interests in the Fund.

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2016

1.	Organization (continued)

The Fund from time to time may offer to repurchase interests pursuant to written tenders to members (the “Members”). These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. The Adviser expects that generally, it will recommend to the Board that the Fund offer to repurchase interests from Members on a quarterly basis. Members can only transfer or assign their membership interests or a portion thereof (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Board, which may be withheld in its sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor’s initial capital contribution.

2.	Significant Accounting Policies

a.	New Accounting Pronouncement

During August 2014, the Financial Accounting Standards Board (“FASB”) released Accounting Standards Update 2014-15 Presentation of Financial Statements - Going Concern (Subtopic 205-40) (“ASU 2014-15”). ASU 2014-15 requires the Adviser to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued or within one year after the date that the financial statements are available to be issued, when applicable. ASU 2014-15 becomes effective for fiscal periods ending after December 15, 2016; however, early adoption is permitted. The Adviser has elected not to early adopt ASU 2014-15 and is currently considering its effects upon the financial statements.

b.	Portfolio Valuation

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Fund uses net asset value (“NAV”) as its measure of fair value of an investment in an investee when (i) the Fund’s investment does not have a readily determinable fair value and (ii) the NAV of the Investment Fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair value measurement of the Fund’s investments have been classified, the Fund has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain restrictions at the measurement date.

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2016

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

In May 2015, the FASB issued an update on Accounting Standards Codification 820, Fair Value Measurements and Disclosures (“ASC 820”), ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). Per ASU 2015-07, an investment within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The update is required for fiscal periods beginning after December 15, 2015, however, earlier adoption is permitted. The Adviser has elected to early adopt ASU 2015-07. Additional disclosures required by ASU 2015-07, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $163,246,374.

The three levels of the fair value hierarchy are as follows:

Level 1—	quoted prices in active markets for identical investments
Level 2—

inputs to the valuation methodology include quotes for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument

Level 3—	inputs to the valuation methodology include significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There have been no transfers between levels during the reporting period.

GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities requires greater disaggregation than the Fund’s line items in the Statement of Assets, Liabilities and Members’ Capital.

The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of June 30, 2016. Investment

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2016

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2016. The Fund used the following categories to classify its Investment Funds:

The Investment Funds in the equity hedged strategy (total fair value of $150,142,470) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of June 30, 2016, the Investment Funds in the equity hedged strategy had $86,915,189, representing 58% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Investments representing approximately 16% of the value of the investments in this category cannot be redeemed because the investments include restrictions that do not allow for redemption in the first 12 months after acquisition without paying a fee. The remaining restriction period for these investments range from 1-9 months at June 30, 2016. An investment representing less than 1% of the value of investments in this category is held in a side pocket or is in liquidation; therefore, redemption notice periods are no longer effective for this investment and the liquidation of assets is uncertain.

The Investment Fund in the relative value strategy (total fair value of $13,103,904), a broad category, generally encompasses strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Fund in this strategy typically uses arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Fund frequently focuses on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of June 30, 2016, the Investment Fund in the relative value strategy had $13,103,904 subject to an investor level gate.

A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, can be found in the Schedule of Portfolio Investments.

The NAV of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Adviser has adopted procedures pursuant to ASC 820 in which the Fund values its investments in Investment

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2016

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

Funds at fair value. Fair value is generally determined utilizing NAVs supplied by, or on behalf of, the Investment Funds’ Investment Managers, which are net of management and incentive fees charged by the Investment Funds. NAVs received by, or on behalf of, the Investment Funds’ Investment Managers are based on the fair value of the Investment Funds’ underlying investments in accordance with the policies established by the Investment Funds. Because of the inherent uncertainty of valuation, the value of the Fund’s investments in the Investment Funds may differ significantly from the value that would have been used had a ready market been available. See Schedule of Portfolio Investments for further information.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s Investment Manager and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

It is unknown, on an aggregate basis, whether the Investment Funds held any investments whereby the Fund’s proportionate share exceeded 5% of the Fund’s members’ capital at June 30, 2016.

The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

c.	Investment Transactions and Income Recognition

The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income is recorded on the accrual basis.

d.	Fund Expenses

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s NAV; costs of insurance; registration expenses; interest expense; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of the Board; all costs with respect to communications to Members; and other types of expenses approved by the Board. Expenses are recorded on the accrual basis.

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2016

2.	Significant Accounting Policies (continued)

e.	Income Taxes

The Fund has reclassified $2,144,500 and $2,565,136 from accumulated net investment loss and accumulated net realized gain from investments in Investment Funds and other securities, respectively, to net capital contributions during the six month period ended June 30, 2016. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund’s Members as of June 30, 2016 and had no effect on members’ capital.

The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. The Adviser has analyzed the Fund’s tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended June 30, 2016, the Fund did not incur any interest or penalties. The Adviser does not believe there are positions for which it is reasonably likely that the total amounts of unrecognized tax liability will significantly change within twelve months of the reporting date.

Each Member is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

f.	Cash

Cash consists of monies held at The Bank of New York Mellon (the “Custodian”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

g.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members’ capital from operations during the reporting period. Actual results could differ from those estimates. Because of the uncertainty of valuation, such estimates may differ significantly from values that would have been used had a ready market existed, and the differences could be material.

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2016

3.	Related Party Transactions

The Adviser provides investment advisory services to the Fund pursuant to an Investment Management Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the “Investment Management Fee”) at the annual rate of 1.45% of the Fund’s members’ capital, excluding the capital account attributable to the Adviser and Administrator.

The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the “Management Fee”) at an annual rate of 0.30% of the Fund’s members’ capital, excluding the capital account attributable to the Adviser and Administrator. The Management Fee and the Investment Management Fee will be paid to the Adviser and Administrator out of the Fund’s assets and debited against the Members’ capital accounts, excluding the capital account attributable to the Adviser and Administrator. A portion of the Investment Management Fee and the Management Fee is paid by UBS Hedge Fund Solutions to its affiliates.

UBS Financial Services Inc. (“UBS FSI”), a wholly owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

The net increase or decrease in members’ capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Investment Management Fee and the Management Fee which are similarly allocated to all Members other than the Adviser as described above.

Effective January 1, 2016, each Director of the Fund receives an annual retainer of $12,500 plus a fee for each meeting attended. The Chairman of the Board and the Chairman of the Audit Committee of the Board each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis along with the seven other registered alternative investment funds advised by UBS Hedge Fund Solutions. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

During the six month period ended June 30, 2016, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $5,992, which is included in Officer’s and Directors’ fees on the Statement of Operations. The related payable amount of $17,978 is included in other liabilities on the Statement of Assets, Liabilities and Members’ Capital.

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2016

3.	Related Party Transactions (continued)

The Fund, along with other funds advised by UBS Hedge Fund Solutions, the Directors and the Adviser, is insured under an insurance policy which protects against claims alleging a wrongful act, error, omission, misstatement, misleading statement, and other items made in error. The annual premiums are allocated to the Adviser and to several UBS funds on a pro-rata basis by members’ capital. On an annual basis, the Adviser determines the allocation to each fund, and the allocation is then approved by the Board. During the six month period ended June 30, 2016, the Fund incurred $37,218 in insurance fees, none of which were payable at June 30, 2016.

The Fund, along with several other funds advised by UBS Hedge Fund Solutions, is party to a Credit Agreement (see Note 5). On a quarterly basis, the credit provider will charge a fee (the “Commitment Fee”) on the unused portion of the total amount of the Credit Agreement. The Adviser will negotiate the commitment amount with the counter party based on the amount each fund will be expected to borrow at a given time. The Commitment Fee will be allocated to each fund based on the expected borrowing amount which is disclosed within the Credit Agreement. For the six month period ended June 30, 2016, the Fund incurred a Commitment Fee of $68,973 to the counter party, of which $33,710 was payable at June 30, 2016.

Other investment partnerships sponsored by UBS AG or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.	Administration and Custody Fees

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), as Fund administrator, performs certain additional administrative, accounting, record keeping, tax and investor services for the Fund. BNY Mellon receives a monthly fee primarily based upon (i) the average members’ capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members’ capital of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

The Custodian has entered into a service agreement whereby it provides custodial services for the Fund.

5.	Loan Payable

The Fund, along with several other funds advised by UBS Hedge Fund Solutions, is party to a secured Amended and Restated Credit Agreement dated as of September 1, 2015, as amended, supplemented or otherwise modified from time to time, which will terminate on August 30, 2016 unless extended (the “Credit Agreement”). Under the Credit Agreement, the Fund may borrow from

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2016

5.	Loan Payable (continued)

time to time on a revolving basis at any time up to $31,000,000 for temporary investment purposes and to meet requests for tenders. Indebtedness outstanding under the Credit Agreement accrues interest at a rate per annum for each day equal to 1.5% plus the higher of the Overnight LIBOR Rate and the Federal Funds Rate for such day (the “Interest Rate”), or at 2% over the Interest Rate during an event of default. There is a Commitment Fee payable by the Fund, calculated at 45 basis points per annum of the line of credit not utilized.

For the six month period ended June 30, 2016, the Fund’s average interest rate paid on borrowings was 1.89% per annum and the average borrowings outstanding was $345,000. The Fund did not have any borrowings outstanding at June 30, 2016. Interest expense for the six month period ended June 30, 2016 was $6,520, of which $2,657 was payable at June 30, 2016.

6.	Investments

As of June 30, 2016, the Fund had investments in Investment Funds, none of which were related parties.

Aggregate purchases and proceeds from sales of investments for the six month period ended June 30, 2016 amounted to $5,000,000 and $17,710,868, respectively. In addition, the Fund received a security, valued at $294,085, as an in-kind distribution for its redemption from an Investment Fund during the period. Such in-kind security is valued as a Level 1 investment and included in the Schedule of Portfolio Investments.

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds’ tax reports. The tax basis of investments for 2016 will not be finalized by the Fund until after the fiscal year end.

The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 2.00% (per annum) of net assets and incentive fees or allocations ranging from 15.00% to 30.00% of net profits earned. One or more Investment Funds have entered into a liquidation or side pocket arrangement. Detailed information about the Investment Funds’ portfolios is not available. Please see the Schedule of Portfolio Investments for further information.

7.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2016

7.	Financial Instruments with Off-Balance Sheet Risk (continued)

include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. The Fund’s risk of loss in these Investment Funds is limited to the fair value of these investments.

8.	Indemnification

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

9.	Subsequent Events

The Adviser has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no events that required disclosure other than the following:

As of June 30, 2016, the Fund had $8,460,185 of withdrawals payable. On July 27, 2016, the Fund paid $7,113,915. The remaining amount payable of $1,346,270 is scheduled to be paid in accordance with the terms of the Fund’s quarterly tender offers.

A&Q Long/Short Strategies Fund LLC

Schedule of Portfolio Investments

(Unaudited)

June 30, 2016

Investment Fund	Geographic Focus	Cost	Fair Value	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (a)	Redemption Notice Period (b)	First Available Redemption Date	Dollar Amount of Fair Value for First Available Redemption
Equity Hedged

Altai Capital Partners, LLC	US/Canada	$96,051	$31,950	0.02%	7/1/2015	N/A	N/A	N/A (c)	N/A
Atlas Institutional Fund, L.L.C.	US/Canada	10,702,906	14,247,376	8.49	5/1/2011	Quarterly	65 days	6/30/2016	$14,247,376
BosValen US Feeder Fund	Developed Asia excluding Japan	8,000,000	6,689,145	3.99	6/1/2015	Quarterly	60 days	6/30/2016	$6,689,145
Jericho Capital Partners, L.P.	US/Canada	9,329,122	15,209,259	9.07	6/1/2011	Quarterly	60 days	6/30/2016	$15,209,259
Pacific Grove Partners, L.P.	US/Canada	7,742,700	6,121,322	3.65	4/1/2015	Quarterly	65 days	9/30/2016 (d),(e)	$1,530,331
Pelham Long/Short Fund, L.P.	Europe including UK	6,485,394	10,739,659	6.40	5/1/2010	Monthly	90 days	6/30/2016	$10,739,659
Pleiad Asia Onshore Feeder Fund	Developed Asia including Japan	10,000,000	10,083,889	6.01	8/1/2015	Quarterly	60 days	9/30/2016 (e),(f)	$2,520,972
Precocity Fund, L.P.	US/Canada	5,000,000	5,089,085	3.03	4/1/2016	Quarterly	65 days	3/31/2017 (e),(f)	$1,272,271
Sachem Head, L.P.	US/Canada	8,625,563	8,906,079	5.31	12/1/2014	Quarterly	65 days	6/30/2016 (e)	$2,226,520
Shellback Fund, L.P.	US/Canada	15,087,789	16,309,892	9.72	1/1/2014	Quarterly	45 days	6/30/2016	$16,309,892
Soroban Fund, L.L.C.	US/Canada	10,688,140	20,070,774	11.97	4/1/2011	Quarterly	60 days	6/30/2016 (e)	$5,017,694
TPG Public Equity Partners-A, L.P.	Global	15,000,000	15,036,250	8.96	9/1/2015	Quarterly	60 days	6/30/2016 (e)	$3,759,063
TT Long/Short Focus Fund U.S. Feeder Segregated Portfolio	Europe including UK	9,000,000	8,704,300	5.19	11/1/2015	Monthly	60 days	10/31/2016 (f)	$8,704,300
Turiya Fund, L.P.	Developed Asia including Japan	7,969,159	12,903,490	7.69	8/1/2011	Quarterly	45 days	6/30/2016 (g)	$4,301,163

Equity Hedged Subtotal		123,726,824	150,142,470	89.50

Relative Value

Sensato Asia Pacific Fund, L.P.	Developed Asia including Japan	9,840,000	13,103,904	7.81	1/1/2012	Monthly	60 days	6/30/2016 (e)	$3,275,976

Relative Value Subtotal		9,840,000	13,103,904	7.81

Total Investment Funds		$133,566,824	$163,246,374	97.31%

Other securities		Cost	Fair Value	% of Members’ Capital
Other securities (h)		$168,485	$199,118	0.12%

Total Other securities		$168,485	$199,118	0.12%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(c)	All of the Fund’s interests in the Investment Fund are held in side pockets or are in liquidation and have restricted liquidity.
(d)	A portion of this holding ($596,891) is under lock-up and is not redeemable without paying a fee.
(e)	The Investment Fund is subject to an investor level gate of 25%.
(f)	This holding is under lock-up and is not redeemable without paying a fee.
(g)	The Investment Fund is subject to an investor level gate of 33.33%.
(h)	Securities received from in-kind distributions from Investment Funds and are a Level 1 investment.

Complete information about the Investment Funds’ underlying investments is not readily available.

The preceding notes are an integral part of these financial statements.

A&Q Long/Short Strategies Fund LLC
Schedule of Portfolio Investments (continued)
(Unaudited)
June 30, 2016

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The preceding notes are an integral part of these financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent twelve-month period ended June 30, no later than August 31. The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the SEC’s website at http://www.sec.gov.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge, on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

             Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and

             Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Long/Short Strategies Fund LLC

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	9/8/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	9/8/2016

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date	9/8/2016

* Print the name and title of each signing officer under his or her signature.